Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	290,000
Proposed Maximum Offering Price per Unit	1.4899
Maximum Aggregate Offering Price	$ 432,085.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 56.67
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 to which this exhibit relates includes an indeterminate number of additional shares of Common Stock, options or rights attribute to these registered shares which become issuable under the Smart Powerr Corp. 2025 Inducement Award Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registration’s Common Stock.

Represents 290,000 shares of common stock, par value $0.001 per share (the “Common Stock”) registered hereby issuable pursuant to the Plan.

Pursuant to Securities Act Rule 457(h), the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on October 14, 2025, which were $1.5499 and $1.43, respectively.